Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

Computation of basic and diluted earnings (loss) per share:

	For the year ended December 31,
	2025	2024	2023

Net income (loss)	$4,140	$(25,149)	$(17,568)
Weighted average ordinary shares outstanding – basic and diluted	6,232,226	5,849,013	5,848,737
Earnings (loss) per ordinary share – basic and diluted	$0.66	$(4.30)	$(3.00)

Schedule of Anti-Dilutive Securities	Anti-dilutive instruments excluded from diluted EPS:
	For the year ended December 31,
	2025	2024	2023
	(number)
Warrants and share options	2,631,603	2,631,603	2,631,603